Financial risks (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Interest rate risk [Member]
Disclosure of Financial Risks [Line Items]
Sensitivity analysis, variance, percentage	0.50%
Foreign exchange risk [Member]
Disclosure of Financial Risks [Line Items]
Sensitivity analysis, variance, percentage	5.00%
Effect of variance on net earnings	$ 1.8	$ 1.2
Other price risk [Member]
Disclosure of Financial Risks [Line Items]
Sensitivity analysis, variance, percentage	10.00%
Effect of variance on net earnings	$ 2.5	1.7
Effect of variance on other comprehensive income	8.2	10.0
Credit risk [Member]
Disclosure of Financial Risks [Line Items]
Expected credit loss	$ 14.2	$ 12.7